Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Registrant Name	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Entity Central Index Key	0000716716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2021
Document Effective Date	Jun. 30, 2021
Prospectus Date	Apr. 30, 2021